Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Oct. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Apr. 07, 2017	Jan. 27, 2017	Sep. 30, 2016	Nov. 20, 2015	Sep. 30, 2015	Sep. 30, 2014
American High-Income Trust - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-5
Account Value	$ 16,489		$ 14,068		$ 12,893		$ 14,581			$ 12,631	$ 12,256	$ 11,817	$ 11,375			$ 10,431		$ 9,443	$ 10,000
American High-Income Trust - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-5E
Account Value	$ 17,380		14,843		13,616		15,413			13,364	12,982	12,528	12,069			11,070	$ 10,000
American High-Income Trust - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-4
Account Value	$ 16,010		13,699		12,591		14,280			12,407	12,075	11,677	11,274			10,369		9,415	10,000
American High-Income Trust - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-3
Account Value	$ 15,524		13,322		12,282		13,973			12,176	11,888	11,531	11,167			10,302		9,384	10,000
American High-Income Trust - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-2E
Account Value	$ 15,355		13,197		12,184		13,884			12,118	11,851	11,514	11,169			10,320		9,406	10,000
American High-Income Trust - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-2
Account Value	$ 14,839		12,790		11,844		13,535			11,847	11,619	11,321	11,013			10,207		9,340	10,000
American High-Income Trust - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-1
Account Value	$ 14,824		12,779		11,834		13,524			11,841	11,616	11,321	11,015			10,210		9,342	10,000
American High-Income Trust - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-F-3
Account Value	$ 12,997	$ 12,164	11,091	$ 10,882	10,166	$ 11,207	11,499	$ 10,957	$ 10,000
American High-Income Trust - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-F-1
Account Value	$ 16,243		13,882		12,745		14,437			12,525	12,170	11,749	11,325			10,400		9,429	10,000
American High-Income Trust - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-F-2
Account Value	$ 12,976	$ 12,146	11,077	$ 10,870	10,156	$ 11,197	11,492	$ 10,954	10,000
American High-Income Trust - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-T (with sales charge)
Account Value	$ 14,495		12,383		11,364		12,868			11,160	10,844	10,468	10,089	$ 9,747
American High-Income Trust - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-E
Account Value	$ 15,598		13,381		12,331		14,022			12,213	11,915	11,551	11,182			10,312		9,387	10,000
American High-Income Trust - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-C (with sales charge)
Account Value	$ 15,309		13,108		12,057		13,684			11,896	11,585	11,294	10,994			10,196		9,335	10,000
American High-Income Trust - Class 529 - A
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class 529-A (with sales charge)
Account Value	$ 15,346		13,140		12,087		13,717			11,924	11,613	11,238	10,858			9,993		9,080	9,652
American High-Income Trust - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class F-32
Account Value	$ 15,268		13,019		11,925		13,479			11,670	11,318	10,907	10,495		$ 10,000
American High-Income Trust - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class F-2
Account Value	$ 16,403		14,001		12,838		14,525			12,588	12,221	11,789	11,355			10,419		9,437	10,000
American High-Income Trust - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class F-1
Account Value	$ 15,945		13,652		12,555		14,248			12,384	12,058	11,665	11,266			10,365		9,413	10,000
American High-Income Trust - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class T (with sales charge)
Account Value	$ 14,557		12,429		11,399		12,900			11,182	10,860	10,477	10,092	9,747
American High-Income Trust - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class C (with sales charge)
Account Value	$ 15,029		12,866		11,831		13,523			11,840	11,613	11,317	11,012			10,208		9,341	10,000
American High-Income Trust - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class R-6
Account Value	$ 16,579		14,137		12,949		14,636			12,672	12,289	11,842	11,393			10,443		9,447	10,000
American High-Income Trust - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American High-Income Trust — Class A (with sales charge)
Account Value	$ 15,384		13,170		12,110		13,740			11,943	11,628	11,247	10,857			9,985		9,065	9,627
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004		10,760		10,691		12,518		10,000	12,632	11,807	10,705	10,836	10,000	10,000	10,829	10,000	10,294	10,000
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,352		$ 14,129		$ 12,812		$ 14,923		$ 10,000	$ 13,411	$ 12,996	$ 12,219	$ 11,858	$ 10,000	$ 10,000	$ 10,891	$ 10,000	$ 9,660	$ 10,000